Produced Content, Net - Summary of Released, Less Amortization And Impairment (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure Of Produced Content Net [Line Items]
Released, less amortization and impairment	¥ 6,189	$ 885	¥ 5,134
In production, less impairment	7,049	1,008	8,354
In development, less impairment	1,337	191	1,207
Total	14,575	2,084	14,695
Released, less amortization and impairment
Disclosure Of Produced Content Net [Line Items]
— Predominantly monetized with other contents	6,131	877	5,113
—Predominantly monetized on its own	58	8	21
In production, less impairment
Disclosure Of Produced Content Net [Line Items]
— Predominantly monetized with other contents	6,813	974	8,099
—Predominantly monetized on its own	236	34	255
In development, less impairment
Disclosure Of Produced Content Net [Line Items]
— Predominantly monetized with other contents	1,300	186	1,158
— Predominantly monetized on its own	¥ 37	$ 5	¥ 49